Interim Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Research and development, net	$ (1,169)	$ (1,617)	$ (5,724)	$ (7,736)
General and administrative	(1,215)	(1,302)	(4,131)	(5,545)
Operating loss	(2,384)	(2,919)	(9,855)	(13,281)
Financing income, net	13	66	228	118
Loss on disposal of property and equipment			(2)	(5)
Loss on legal settlement, net			(1,111)
Net loss	$ (2,371)	$ (2,853)	$ (10,740)	$ (13,168)
Basic net loss per share	$ (0.17)	$ (0.36)	$ (1.05)	$ (1.81)
Diluted net loss per share	$ (0.17)	$ (0.36)	$ (1.05)	$ (1.81)
Basic weighted average common shares outstanding	14,055,973	8,013,295	10,199,984	7,260,344
Diluted weighted average common shares outstanding	14,055,973	8,013,295	10,199,984	7,260,344